Note 32 - Related Parties (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fundacao Zerrenner [member]
Statement Line Items [Line Items]
Percentage of ownership held by a related party	10.20%
Expenses incurred by a related party	R$ 300.1	R$ 266.7
Recognised finance lease as assets	R$ 63.3
Asset leasing agreement, term	10 years
Annual lease payment	R$ 3.3
Fundacao Zerrenner [member] | Active employees [member]
Statement Line Items [Line Items]
Expenses incurred by a related party	264.3	231.9
Fundacao Zerrenner [member] | Retirees [member]
Statement Line Items [Line Items]
Expenses incurred by a related party	35.8	34.8
Anheuser-Busch, Inc [member]
Statement Line Items [Line Items]
Transfers under licence agreements to entity, related party transactions	R$ 1.9	2.0	R$ 52.8
Transfers under licence agreements from entity, related party transactions		R$ 314.5	R$ 374.0	R$ 434.8